Business segment information - Summary of sales and financial services revenue to external customers by product category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Sales and financial services revenue:
Total sales and financial services revenue	¥ 12,957,064	¥ 13,020,768	¥ 10,974,373
All Other [member]
Sales and financial services revenue:
Total sales and financial services revenue	96,333	89,370	87,623
All Other [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	82,477	75,784	72,338
Operating segments [member] | Game & Network Services [member]
Sales and financial services revenue:
Total sales and financial services revenue	4,670,044	4,267,734	3,644,598
Operating segments [member] | Game & Network Services [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	4,543,571	4,172,994	3,538,533
Operating segments [member] | Game & Network Services [member] | Customer [member] | Digital Software and Add-on Content [member]
Sales and financial services revenue:
Total sales and financial services revenue	2,290,498	1,934,586	1,523,045
Operating segments [member] | Game & Network Services [member] | Customer [member] | Network Services [member]
Sales and financial services revenue:
Total sales and financial services revenue	669,873	545,537	464,676
Operating segments [member] | Game & Network Services [member] | Customer [member] | Hardware and Others [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,583,200	1,692,871	1,550,812
Operating segments [member] | Music [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,842,604	1,618,958	1,380,632
Operating segments [member] | Music [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,820,263	1,594,955	1,364,815
Operating segments [member] | Music [member] | Customer [member] | Recorded Music – Streaming [member]
Sales and financial services revenue:
Total sales and financial services revenue	788,772	709,453	598,868
Operating segments [member] | Music [member] | Customer [member] | Recorded Music – Others [member]
Sales and financial services revenue:
Total sales and financial services revenue	407,260	356,646	286,270
Operating segments [member] | Music [member] | Customer [member] | Music Publishing [member]
Sales and financial services revenue:
Total sales and financial services revenue	379,812	326,727	276,665
Operating segments [member] | Music [member] | Customer [member] | Visual Media and Platform [member]
Sales and financial services revenue:
Total sales and financial services revenue	244,419	202,129	203,012
Operating segments [member] | Pictures [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,505,944	1,493,050	1,369,422
Operating segments [member] | Pictures [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,498,534	1,486,717	1,364,887
Operating segments [member] | Pictures [member] | Customer [member] | Motion Pictures [member]
Sales and financial services revenue:
Total sales and financial services revenue	610,313	542,044	464,043
Operating segments [member] | Pictures [member] | Customer [member] | Television Productions [member]
Sales and financial services revenue:
Total sales and financial services revenue	459,281	551,035	536,250
Operating segments [member] | Pictures [member] | Customer [member] | Media Networks [member]
Sales and financial services revenue:
Total sales and financial services revenue	428,940	393,638	364,594
Operating segments [member] | Entertainment, Technology & Services [member]
Sales and financial services revenue:
Total sales and financial services revenue	2,409,275	2,453,718	2,476,025
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	2,362,838	2,414,946	2,436,739
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Televisions [member]
Sales and financial services revenue:
Total sales and financial services revenue	564,154	624,264	733,251
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Audio and Video [member]
Sales and financial services revenue:
Total sales and financial services revenue	391,664	412,067	391,608
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Still and Video Cameras [member]
Sales and financial services revenue:
Total sales and financial services revenue	665,144	643,429	565,018
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Mobile Communications [member]
Sales and financial services revenue:
Total sales and financial services revenue	279,834	299,905	356,771
Operating segments [member] | Entertainment, Technology & Services [member] | Customer [member] | Other [member]
Sales and financial services revenue:
Total sales and financial services revenue	462,042	435,281	390,091
Operating segments [member] | Imaging & Sensing Solutions [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,799,005	1,602,738	1,402,187
Operating segments [member] | Imaging & Sensing Solutions [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	1,712,534	1,503,906	1,301,481
Operating segments [member] | Financial Services [member]
Sales and financial services revenue:
Total sales and financial services revenue	931,400	1,769,954	889,082
Operating segments [member] | Financial Services [member] | Customer [member]
Sales and financial services revenue:
Total sales and financial services revenue	922,147	1,760,731	878,532
Corporate [member]
Sales and financial services revenue:
Total sales and financial services revenue	¥ 14,700	¥ 10,735	¥ 17,048